Unaudited condensed consolidated statements of changes in partners' equity - USD ($) $ in Thousands	General partner units	Common units	Class B units	Preference units	Total
Balance as of beginning of the period at Dec. 31, 2020	$ 11,028	$ 594,901		$ 347,889	$ 953,818
Balance as of beginning of the year (in units) at Dec. 31, 2020	1,021,336	47,517,824	2,075,000	14,350,000
Net proceeds from public offerings of common units and issuances of general partner units	$ 205	$ 9,593			9,798
Number of common units in public offering or general partner units	56,158	3,195,401
Number of units of settlement of awards vested during the period		8,976
Distributions declared (Note 6)	$ (20)	$ (950)		$ (15,164)	(16,134)
Share-based compensation, net of accrued distribution	4	172			176
Partnership's profit (Note 14)	732	34,127		15,164	50,023
Partnership's total comprehensive income (Note 14)	732	34,127		15,164	50,023
Balance as of end of the period at Jun. 30, 2021	$ 11,949	$ 637,843		$ 347,889	997,681
Balance as of end of the year (in units) at Jun. 30, 2021	1,077,494	50,722,201	2,075,000	14,350,000
Balance as of beginning of the period at Dec. 31, 2021	$ 10,717	$ 579,447		$ 329,334	919,498
Balance as of beginning of the year (in units) at Dec. 31, 2021	1,077,494	51,137,201	1,660,000	13,616,022
Repurchases of preference units (Notes 6, 14)	$ (4)	$ (212)		$ (18,526)	(18,742)
Number of units of repurchases of preference units (Notes 6, 14)				(739,441)
Settlement of awards vested during the period and issuance of general partner units (Note 6)	$ 16				16
Number of units of settlement of awards vested during the period and issuance of general partner units	2,769	135,664
Distributions declared (Note 6)	$ (21)	$ (1,023)		$ (14,010)	(15,054)
Share-based compensation, net of accrued distribution	9	458			467
Partnership's profit (Note 14)	453	21,481		13,808	35,742
Partnership's total comprehensive income (Note 14)	453	21,481		13,808	35,742
Balance as of end of the period at Jun. 30, 2022	$ 11,170	$ 600,151		$ 310,606	$ 921,927
Balance as of end of the year (in units) at Jun. 30, 2022	1,080,263	51,272,865	1,660,000	12,876,581